UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                  March 31, 2013

Check here if Amendment  [__];         Amendment Number:
This Amendment  (Check only one.):    [__] is a restatement
                                      [__] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Jupiter Enterprise LP
Address:        1271 Avenue of the Americas
                New York, New York 10020

Form 13F File Number: Pending

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           William J. Fox
Title:          Exec. VP. and CFO, Jupiter Enterprise GP LLC, General Partner
                of Jupiter Enterprise LP
Phone:          646-285-9000

Signature, Place and Date of Signing:

/s/ William J. Fox
-----------------------------------
New York, NY
May 14, 2013

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                       Name
28-3182                                    Lehman Brothers Holdings Inc